Invested and working capital, Provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current [Abstract]
Provisions for employee benefits	$ 368	$ 497	$ 256
Total provisions	$ 368	$ 497	$ 256